ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net loss	¥ (467,108)	$ (71,588)	¥ (501,827)	¥ (382,041)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Other non-current liabilities	(2,200)	(337)	(2,199)	8,135
Net cash used in operating activities	(116,777)	(17,897)	(512,382)	(343,018)
Investing activities:
Proceeds from sale or maturity of short-term investments	200,970	30,800	863,106	578,359
Net cash provided by (used in) investing activities	(324,669)	(49,757)	237,675	44,454
Financing activities:
Proceeds of ordinary shareholders	6,326	970	11,328
Payments of share repurchase	11,981	1,836	22,991
Proceeds from IPO, net of issuance cost				694,878
Proceeds of preferred shareholders				277,819
Net cash provided by financing activities	1,070,407	164,048	108,987	972,697
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(8,149)	(1,249)	9,702	11,947
Net increase (decrease) in cash and cash equivalents, and restricted cash	620,812	95,145	(156,018)	686,080
Cash and cash equivalents, and restricted cash at the beginning of the year	697,722	106,929	853,740	167,660
Cash and cash equivalents, and restricted cash at the end of the year	1,318,534	202,074	697,722	853,740
Parent
Operating activities:
Net loss	(456,533)	(69,967)	(499,606)	(380,091)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	444,696	68,153	498,837	381,601
Other current liabilities	7,170	1,099	43	2,284
Other non-current liabilities	(2,200)	(337)	(2,199)	8,135
Investment income			(4,962)	(2,591)
Net cash used in operating activities	(6,867)	(1,052)	(7,887)	9,338
Investing activities:
Purchase of investment in subsidiaries and VIEs				(821,962)
Payment for shareholder loan to subsidiaries	(135,254)	(20,729)	(203,388)
Proceeds from sale or maturity of short-term investments			117,214	25,160
Net cash provided by (used in) investing activities	(135,254)	(20,729)	(86,174)	(796,802)
Financing activities:
Proceeds of ordinary shareholders	6,327	970	11,328
Payments of share repurchase	(11,981)	(1,836)	(22,991)
Proceeds from IPO, net of issuance cost				694,878
Proceeds of preferred shareholders				277,819
Net cash provided by financing activities	(5,654)	(866)	(11,663)	972,697
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(13,530)	(2,074)	18,866	75,672
Net increase (decrease) in cash and cash equivalents, and restricted cash	(161,305)	(24,721)	(86,858)	260,905
Cash and cash equivalents, and restricted cash at the beginning of the year	176,001	26,973	262,859	1,954
Cash and cash equivalents, and restricted cash at the end of the year	¥ 14,696	$ 2,252	¥ 176,001	¥ 262,859